Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of income before income taxes from continuing operations
Domestic	$ 5,911	$ 24,188	$ 24,085
Foreign	8	(222)	(161)
Total	$ 5,919	$ 23,966	$ 23,924